Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Revenues:
Hotel reservations	$ 97,641,867	608,318,596		447,876,567		346,448,868
Air ticketing	19,863,931	123,754,276		125,094,628		123,092,052
Other	10,455,070	65,136,131		52,027,719		42,477,663
Total revenues	127,960,868	797,209,003		624,998,914		512,018,583
Business tax, VAT and surcharges	8,501,427	52,964,739		38,821,932		30,101,947
Net revenues	119,459,441	744,244,264		586,176,982		481,916,636
Cost of services	32,796,140	204,323,233	[1]	154,864,206	[2]	136,889,793	[3]
Gross profit	86,663,301	539,921,031		431,312,776		345,026,843
Operating expenses:
Service development	20,459,971	127,467,665	[1]	97,096,821	[2]	80,045,838	[3]
Sales and marketing	66,185,674	412,343,366		230,945,011		167,322,622
General and administrative	10,107,041	62,967,875		53,239,111		49,944,996
Amortization of intangible assets (note 7)	169,531	1,056,197		547,200		642,453
Charges related to property and equipment and intangible assets (note 7)	359,154	2,237,567		152,412
Income/(loss) from operations	(10,618,070)	(66,151,639)		49,332,221		47,070,934
Other income (expenses):
Interest income	8,869,869	55,260,173		25,648,357		6,791,885
Foreign exchange losses	(315,728)	(1,967,016)		(19,502,653)		(25,933,051)
Other	508,530	3,168,195		(4,830,506)		(409,195)
Total other income (expenses), net	9,062,671	56,461,352		1,315,198		(19,550,361)
Income/(loss) before income tax expense/(benefit)	(1,555,399)	(9,690,287)		50,647,419		27,520,573
Income tax expense/(benefit) (note 9)	(2,570,789)	(16,016,274)		10,745,748		6,892,165
Impairment on equity method investment (note 6)	(772,418)	(4,812,242)
Share of net loss in non-consolidated affiliates (note 6)	167,327	1,042,467		631,352
Net income	75,645	471,278		39,270,319		20,628,408
Other comprehensive income
Total comprehensive income	$ 75,645	471,278		39,270,319		20,628,408
Weighted average shares used in net income per share computation
Basic (note 13)	68,833,132	68,833,132		60,455,723		48,377,733
Diluted (note 13)	69,442,580	69,442,580		62,298,141		51,655,256
Basic net income per share (note 13)	$ 0.001	0.01		0.65		0.43
Diluted net income per share (note 13)	$ 0.001	0.01		0.63		0.40

[1]	Depreciation expense of RMB16,640,301 and RMB3,200,608 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[2]	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.
[3]	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.